Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets
Note 6	Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Prepaid expenses	$35,334	41,905
Supplies inventory	14,340	12,142
Other	49,300	41,062

Total	$98,974	95,109